Property and equipment - Breakdown (Details) - BRL (R$) R$ in Millions	Mar. 31, 2018	Dec. 31, 2017
Property and equipment
Property, plant and equipment	R$ 3,434.8	R$ 3,325.5
Leasehold improvements
Property and equipment
Property, plant and equipment	68.8	71.6
Equipment and facilities
Property and equipment
Property, plant and equipment	46.7	45.8
Vehicles
Property and equipment
Property, plant and equipment	0.4	0.4
Furniture and fixtures
Property and equipment
Property, plant and equipment	8.6	8.5
Aircraft equipment
Property and equipment
Property, plant and equipment	694.9	647.8
Aircraft and engines
Property and equipment
Property, plant and equipment	2,274.5	2,357.0
Advance payments for acquisition of aircrafts
Property and equipment
Property, plant and equipment	148.9	148.9
Construction in progress
Property and equipment
Property, plant and equipment	192.0	45.5
Gross carrying amount
Property and equipment
Property, plant and equipment	4,276.6	4,122.4
Gross carrying amount | Leasehold improvements
Property and equipment
Property, plant and equipment	119.6	117.9
Gross carrying amount | Equipment and facilities
Property and equipment
Property, plant and equipment	117.2	112.8
Gross carrying amount | Vehicles
Property and equipment
Property, plant and equipment	1.2	1.2
Gross carrying amount | Furniture and fixtures
Property and equipment
Property, plant and equipment	17.7	17.2
Gross carrying amount | Aircraft equipment
Property and equipment
Property, plant and equipment	974.7	908.7
Gross carrying amount | Aircraft and engines
Property and equipment
Property, plant and equipment	2,705.3	2,770.2
Gross carrying amount | Advance payments for acquisition of aircrafts
Property and equipment
Property, plant and equipment	148.9	148.9
Gross carrying amount | Construction in progress
Property and equipment
Property, plant and equipment	192.0	45.5
Accumulated depreciation
Property and equipment
Property, plant and equipment	(841.8)	(796.9)
Accumulated depreciation | Leasehold improvements
Property and equipment
Property, plant and equipment	(50.8)	(46.3)
Accumulated depreciation | Equipment and facilities
Property and equipment
Property, plant and equipment	(70.5)	(67.0)
Accumulated depreciation | Vehicles
Property and equipment
Property, plant and equipment	(0.8)	(0.8)
Accumulated depreciation | Furniture and fixtures
Property and equipment
Property, plant and equipment	(9.1)	(8.7)
Accumulated depreciation | Aircraft equipment
Property and equipment
Property, plant and equipment	(279.8)	(260.9)
Accumulated depreciation | Aircraft and engines
Property and equipment
Property, plant and equipment	R$ (430.8)	R$ (413.2)